FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details) - COP ($) $ in Millions		Dec. 31, 2018		Dec. 31, 2017
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		$ 17,361,475		$ 16,377,253
Debt Securities [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		15,721,527		14,859,423
Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		8,909,861		10,701,855
Debt Securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	[1]	3,329,738
Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		3,481,928		4,157,568
Trading equity securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,639,948		1,517,830
Trading equity securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	[2]	1,101,461		988,455
Trading equity securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		538,487		529,375
Trading equity securities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		0
Financial assets investments [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		17,361,475		16,377,253
Securities issued by the Colombian Government [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		7,292,411		7,016,112
Securities issued by the Colombian Government [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		7,242,168		7,003,147
Securities issued by the Colombian Government [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		0
Securities issued by the Colombian Government [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		50,243		12,965
Securities issued by the Colombian Government [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		7,242,168		7,003,147
Securities issued by the Colombian Government [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		50,243		12,965
Securities issued by foreign governments [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		4,233,200		3,522,849
Securities issued by foreign governments [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		817,639		2,471,994
Securities issued by foreign governments [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		3,143,488
Securities issued by foreign governments [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		272,073		1,050,855
Securities issued by foreign governments [Member] | Debt Securities [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		272,073
Securities issued by foreign governments [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		817,639		2,471,994
Securities issued by foreign governments [Member] | Debt Securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		3,143,488
Securities issued by foreign governments [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets				1,050,855
Securities issued by government entities [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,919,106		1,962,592
Securities issued by government entities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		43,846		36,038
Securities issued by government entities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		0
Securities issued by government entities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,875,260		1,926,554
Securities issued by government entities [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		43,846		36,038
Securities issued by government entities [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,875,260		1,926,554
Securities issued by other financial institutions [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		991,176	[3]	1,278,207
Securities issued by other financial institutions [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		661,176	[3]	1,052,776
Securities issued by other financial institutions [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	[3]	186,250
Securities issued by other financial institutions [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		143,750	[3]	225,431
Securities issued by other financial institutions [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		661,176		1,052,776
Securities issued by other financial institutions [Member] | Debt Securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		186,250
Securities issued by other financial institutions [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		143,750		225,431
Corporate bonds [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,285,634		1,079,663
Corporate bonds [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		145,032		137,900
Corporate bonds [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		0
Corporate bonds [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,140,602		941,763
Corporate bonds [Member] | Debt Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		145,032		137,900
Corporate bonds [Member] | Debt Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		$ 1,140,602		$ 941,763

[1]	For further information, see classification under IFRS 9, as described in Note 2.D Significant accounting policies.
[2]	The growth is mainly due to the increase of the Sura Assets Management fair value by COP 69,162 at the end of the year 2018. In accordance with the price conditions agreed with Caisse de Dépôt et Placement du Québec (CDPQ) for the sale of this investment, the total Bank’s shareholding will be sold for (USD 135,173) COP 439,279.
[3]	Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 196,920 and amortized cost amounting to COP 7. For further information on TIPS’ fair value measurement see Note 29 fair value of assets and liabilities.